Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents balance as of March 31, 2025 and March 31, 2026 primarily consist of the following currencies:
	As of March 31, 2025		As of March 31, 2026
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	25,373	25,373	28,962	28,962
Hong Kong dollars	-	-	11	10
US$	1,851	13,286	2,956	20,455
Total		38,659		49,427